Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Anti-dilutive share
Number of preferred shares included in the calculation of diluted net income (loss) per share	0	0	0
Numerator:
Net income (loss) attributable to Weibo	$ 108,027	$ 34,745	$ (65,325)
Denominator:
Weighted average ordinary shares outstanding (in shares)	214,745,000	208,163,000	186,878,000
Basic net income (loss) per share attributable to Weibo (in dollars per share)	$ 0.50	$ 0.17	$ (0.35)
Numerator:
Net income (loss) attributable for calculating diluted net loss per share	$ 108,027	$ 34,745	$ (65,325)
Denominator:
Weighted average ordinary shares outstanding (in shares)	214,745,000	208,163,000	186,878,000
Weighted average ordinary shares equivalents:
Effects of dilutive securities (in shares)	8,100,000	9,800,000
Shares used in computing diluted net income (loss) per share attributable to Weibo (in shares)	222,859,000	217,918,000	186,878,000
Diluted net income (loss) per share attributable to Weibo (in dollars per share)	$ 0.48	$ 0.16	$ (0.35)
Stock options
Weighted average ordinary shares equivalents:
Effects of dilutive securities (in shares)	4,334,000	8,572,000
Restricted share units
Weighted average ordinary shares equivalents:
Effects of dilutive securities (in shares)	3,780,000	1,183,000
Options and RSUs
Anti-dilutive share
Anti-dilutive share excluded from the calculation of diluted net income (loss) per share			17,800,000